Submission		12 Months Ended
	Mar. 13, 2025	Jan. 31, 2025
Submission [Line Items]
Central Index Key	0001412408
Registrant Name	Phreesia, Inc.
Form Type		S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES